CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net sales	$ 1,425,967	$ 1,368,295	$ 1,214,362
Cost of sales (exclusive of depreciation and amortization shown separately below)	859,557	781,815	693,881
Selling, general and administrative expenses	437,875	398,472	382,131
Depreciation	59,400	67,423	65,658
Amortization	61,329	59,492	58,910
Management fees to related party	270	577	562
Other (income) expense	(2,778)	(5,250)	5,525
Income from operations	10,314	65,766	7,695
Gain on change in fair value of warrant liability	(14,734)
Interest expense, net	61,237	86,774	101,613
Interest expense on junior subordinated debentures	7,775	12,707	12,608
Investment income on trust common securities	(233)	(378)	(378)
Loss (income) on mark-to-market adjustment of interest rate swap	(1,685)	601	2,608
Refinancing costs	8,070
Loss before income taxes	(50,116)	(33,938)	(108,756)
Income tax benefit	(11,784)	(9,439)	(23,277)
Net loss	$ (38,332)	$ (24,499)	$ (85,479)
Basic loss per share	$ (0.28)	$ (0.27)	$ (0.96)
Diluted loss per share	$ (0.28)	$ (0.27)	$ (0.96)
Weighted average basic shares outstanding	134,699	89,891	89,444
Weighted average diluted shares outstanding	134,699	89,891	89,444
Net loss from above	$ (38,332)	$ (24,499)	$ (85,479)
Other comprehensive income:
Foreign currency translation adjustments	(283)	2,652	5,550
Hedging activity	2,517
Total other comprehensive income	2,234	2,652	5,550
Comprehensive loss	$ (36,098)	$ (21,847)	$ (79,929)